Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income before income taxes were as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
United States	$418,744	$162,023	$250,421
Foreign	153,723	131,205	51,563
Total income before income taxes	$572,467	$293,228	$301,984

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes was as follows:

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Current:
Federal	$128,276	$130,665	$62,838
State	27,270	19,831	13,362
Foreign	25,590	17,389	10,076
Total current income tax expense	181,136	167,885	86,276
Deferred:
Federal	(43,875)	(45,596)	(24,970)
State	(7,508)	(6,286)	3,020
Foreign	4,009	10,147	5,304
Total deferred income tax benefit	(47,374)	(41,735)	(16,646)
Total provision for income taxes	$133,762	$126,150	$69,630

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s statutory income tax expense to effective income tax provision is as follows:

	Year Ended December 31,
	2024	2023	2022

	(in percentages)
Federal statutory income tax rate	21.0%	21.0%	21.0%
State tax, net of federal benefit	2.2	3.3	2.0
Permanent differences	(0.2)	0.6	(0.4)
Foreign-derived intangible income	(0.3)	(0.5)	—
Research and development credits, net	(1.7)	(2.0)	(3.0)
Tax uncertainties	—	—	0.4
Deferred tax adjustments	0.1	—	(0.2)
Excess tax benefits from share-based compensation	(0.2)	(0.1)	(0.2)
Change in valuation allowance	0.5	(0.2)	2.6
Foreign rate differential	(0.9)	1.0	(0.3)
Withholding taxes	—	9.9	1.0
Limitation on executive compensation	2.7	7.0	—
Non-deductible transaction costs	—	2.9	—
Other tax rate items	0.2	0.1	0.2
Total	23.4%	43.0%	23.1%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023

	(in thousands)
Deferred tax assets:
Accrued expenses and reserves	$49,263	$40,105
Operating lease liabilities	31,349	13,973
Share-based compensation	4,030	2,000
Net operating loss carryforwards	—	465
Capitalized research and development expenditures	96,814	65,528
Other	12,479	8,442
Gross deferred tax assets	193,935	130,513
Valuation allowance	(10,014)	(7,358)
Total deferred tax assets, net of valuation allowance	$183,921	$123,155
Deferred tax liabilities:
Goodwill and intangible assets	$(118,195)	$(126,063)
Property and equipment, net	(3,327)	(1,848)
Right-of-use assets	(29,237)	(11,732)
Total deferred tax liabilities	$(150,759)	$(139,643)
Net deferred tax assets (liabilities)	$33,162	$(16,488)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balance of total unrecognized tax position is as follows:

Unrecognized Tax Positions
(in thousands)
Balance - January 1, 2022	$2,108
Additions related to current year tax positions	982
Statue of limitations release	(673)
Balance - December 31, 2022	$2,417
Additions related to current year tax positions	277
Statue of limitations release	(570)
Settlements	(1,319)
Balance - December 31, 2023	$805
Statue of limitations release	(405)
Balance - December 31, 2024	$400